Quarterly Financial Data (Schedule Of Exchange Rates For Key Currencies Vs U.S. Dollar) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
EUR [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	1.390	1.321	1.387	1.459	1.368
Exchange Rates For Key Currencies vs U.S. Dollar	1.292	1.323	1.435	1.411	1.465
CNY [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.155	0.148	0.146	0.144	0.131
Exchange Rates For Key Currencies vs U.S. Dollar	0.159	0.151	0.147	0.146	0.138
JPY/1000 [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	12.570	11.411	10.692	9.738	8.491
Exchange Rates For Key Currencies vs U.S. Dollar	12.881	12.268	10.877	11.093	8.844
KRW/1000 [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.904	0.864	0.783	0.911	1.074
Exchange Rates For Key Currencies vs U.S. Dollar	0.863	0.883	0.859	0.795	1.068
MXN [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.080	0.079	0.074	0.090	0.092
Exchange Rates For Key Currencies vs U.S. Dollar	0.071	0.081	0.076	0.074	0.091
SEK [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.154	0.139	0.131	0.152	0.148
Exchange Rates For Key Currencies vs U.S. Dollar	0.144	0.147	0.139	0.129	0.155